ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Balance at beginning of the year	$ 591
Accruals	412
Utilization	(665)
Balance at end of the year	$ 338